INCOME TAX - NOL expiration (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
INCOME TAX
2023	¥ 13,146,922	$ 1,905,821
2024	10,484,902	1,519,925
2025	19,617,124	2,843,762
2026	32,533,742	4,716,197
2027	27,137,905	3,933,999
Total	¥ 102,920,595	$ 14,919,704	¥ 94,600,000